Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	September 2012
Distribution Date	10/15/2012
Transaction Month	12
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		September 16, 2011
Closing Date:		October 5, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:		$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%		October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%		July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%		December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%		February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$197,536,506.09	0.6271000	$173,002,830.43	0.5492153	$24,533,675.66
Class A-3 Notes	$270,000,000.00	1.0000000	$270,000,000.00	1.0000000	$-
Class A-4 Notes	$189,260,000.00	1.0000000	$189,260,000.00	1.0000000	$-
Total Securities	$656,796,506.09	0.6540104	$632,262,830.43	0.6295808	$24,533,675.66

Weighted Avg. Coupon (WAC)	4.37%		4.37%
Weighted Avg. Remaining Maturity (WARM)	45.37		44.51
Pool Receivables Balance	$750,066,603.91		$721,628,653.62
Remaining Number of Receivables	53,628		52,704

Adjusted Pool Balance	$736,009,071.35		$708,287,403.94

III. COLLECTIONS

Principal:
Principal Collections	$27,601,217.05
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$429,025.84
Total Principal Collections	$28,030,242.89

Interest:
Interest Collections	$2,667,006.59
Late Fees & Other Charges	$45,296.70
Interest on Repurchase Principal	$-
Total Interest Collections	$2,712,303.29

Collection Account Interest	$3,751.15
Reserve Account Interest	$732.23
Servicer Advances	$-

Total Collections	$30,747,029.56

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	September 2012
Distribution Date	10/15/2012
Transaction Month	12
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections					$30,747,029.56
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$30,747,029.56
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$625,055.50		$625,055.50	$625,055.50
Collection Account Interest					$3,751.15
Late Fees & Other Charges					$45,296.70
Total due to Servicer					$674,103.35

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$102,060.53		$102,060.53
Class A-3 Notes		$186,750.00		$186,750.00
Class A-4 Notes		$205,031.67		$205,031.67

Total interest:		$493,842.20		$493,842.20	$493,842.20

Available Funds Remaining:					$29,579,084.01

3. Principal Distribution Amount:					$24,533,675.66

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$24,533,675.66
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		24,533,675.66		$24,533,675.66
Total Noteholders Principal				$24,533,675.66

4. Required Deposit to Reserve Account					0.00

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					5,045,408.35

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$14,057,532.56
Beginning Period Amount	$14,057,532.56
Current Period Amortization	$716,282.88
Ending Period Required Amount	$13,341,249.68
Ending Period Amount	$13,341,249.68
Next Distribution Date Required Amount	$12,645,647.75

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$79,212,565.27	$76,024,573.51	$76,024,573.51
Overcollateralization as a % of Adjusted Pool		10.76%	10.73%	10.73%

Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	September 2012
Distribution Date	10/15/2012
Transaction Month	12
30/360 Days	30
Actual/360 Days	28

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.93%	52,138	98.69%	$712,150,066.85
30 - 60 Days	0.85%	450	1.03%	$7,423,757.00
61 - 90 Days	0.17%	87	0.21%	$1,546,942.93
91 + Days	0.06%	29	0.07%	$507,886.84
		52,704		$721,628,653.62
Total
Delinquent Receivables 61 + days past due	0.22%	116	0.28%	$2,054,829.77
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.24%	129	0.29%	$2,203,557.78
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.19%	104	0.24%	$1,873,509.12
Three-Month Average Delinquency Ratio	0.22%		0.27%

Repossession in Current Period		44		$699,473.96
Repossession Inventory		58		$578,746.52

Charge-Offs
Gross Principal of Charge-Off for Current Period				$836,733.24
Recoveries				$(429,025.84)
Net Charge-offs for Current Period				$407,707.40

Beginning Pool Balance for Current Period				$750,066,603.91

Net Loss Ratio				0.65%
Net Loss Ratio for 1st Preceding Collection Period				0.24%
Net Loss Ratio for 2nd Preceding Collection Period				0.27%
Three-Month Average Net Loss Ratio for Current Period				0.39%

Cumulative Net Losses for All Periods				$3,053,707.86
Cumulative Net Losses as a % of Initial Pool Balance				0.28%

Principal Balance of Extensions				$2,809,232.90
Number of Extensions				164

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